Notes to the Consolidated Statements of Financial Position - Summary Of Cash and cash equivalents (Detail) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020	[1]	Sep. 30, 2019	[1]
Statement of financial position [abstract]
Cash on hand	€ 0.3	€ 0.1
Bank balances	42.6	50.6
Total	€ 43.0	€ 50.7	[1]	€ 95.6		€ 108.1

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.